Equity - Schedule of the Equity Instrument (Detail) $ in Millions, $ in Millions			12 Months Ended
	Nov. 12, 2025	Aug. 25, 2024	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 CAD ($)	Jul. 29, 2025 USD ($)
Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Total			$ 7,406	$ 6,037
4.8% AT1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Face value					$ 500
Interest rate (%)		4.80%	6.709%
Redeemable at our option			Feb. 01, 2026
Total			$ 658	658
4.300% LRCNs, Series 1 [member]
Disclosure of classes of share capital [line items]
Interest rate (%)	4.30%
4.300% LRCNs, Series 1 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value						$ 1,250
Interest rate (%)			4.30%
Redeemable at our option			Nov. 30, 2025
Total			$ 1,250	1,250
5.625% LRCNs, Series 2 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value						750
Interest rate (%)			5.625%
Redeemable at our option			May 31, 2027
Total			$ 750	750
7.325% LRCNs, Series 3 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value						$ 1,000
Interest rate (%)			7.325%
Redeemable at our option			Nov. 30, 2027
Total			$ 1,000	1,000
7.700% LRCNs, Series 4 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value					1,000
Interest rate (%)			7.70%
Redeemable at our option			May 31, 2029
Total			$ 1,356	1,356
7.300% LRCNs, Series 5 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value					750
Interest rate (%)			7.30%
Redeemable at our option			Nov. 30, 2034
Total			$ 1,023	$ 1,023
6.875% LRCNs, Series 6 [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Face value					$ 1,000		$ 1,000
Interest rate (%)			6.875%
Redeemable at our option			Nov. 30, 2030
Total			$ 1,369